Fair value of financial instruments (Details) - Level 1 of fair value hierarchy [member] - Financial assets available-for-sale, category [member] - Kibali Jersey Limited [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Financial assets	$ 26	$ 58	$ 45
Financial assets, at fair value	$ 26	$ 58	$ 45